Consolidated Investment Products (Fair Value Hierarchy Levels Of Investments Held And Notes Issued By Consolidated Investment Products) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CLO-related derivative assets		$ 10.8
Total assets at fair value	1,786.6	1,752.2
Liabilities	(8,443.4)	(10,209.4)
CLO-related derivative liabilities		(5.8)
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Private Equity Fund Assets	21.0	11.4
CLO-related derivative assets		0
Total assets at fair value	1,776.1	1,751.1
CLO-related derivative liabilities		0
Derivative Liability, Fair Value, Gross Liability	0	0
Significant Other Observable Inputs (Level 2) [Member]
Private Equity Fund Assets	9.9	0.1
CLO-related derivative assets		10.8
Total assets at fair value	1.8	1.1
CLO-related derivative liabilities		(5.8)
Derivative Liability, Fair Value, Gross Liability	0	5.8
Significant Unobservable Inputs (Level 3) [Member]
Real Estate Investments, Net	5.3
Private Equity Fund Assets	94.1	126.7
CLO-related derivative assets		0
Total assets at fair value	8.7	0
CLO-related derivative liabilities		0
Derivative Liability, Fair Value, Gross Liability	3,899.4	5,512.9
Fair Value [Member]
Private Equity Fund Assets	125.0	138.2
Derivative Liability, Fair Value, Gross Liability	3,899.4	5,518.7
Bank Loans [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
CLO Collateral Assets	0	0
Bank Loans [Member] | Significant Other Observable Inputs (Level 2) [Member]
CLO Collateral Assets	3,709.3	5,354.3
Bank Loans [Member] | Significant Unobservable Inputs (Level 3) [Member]
CLO Collateral Assets	0	0
Bank Loans [Member] | Fair Value [Member]
CLO Collateral Assets	3,709.3	5,354.3
Bonds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
CLO Collateral Assets	0	0
Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
CLO Collateral Assets	185.4	292.8
Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
CLO Collateral Assets	0	0
Bonds [Member] | Fair Value [Member]
CLO Collateral Assets	185.4	292.8
Equity Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
CLO Collateral Assets	0	0
Equity Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
CLO Collateral Assets	12.1	35.3
Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
CLO Collateral Assets	0	0
Equity Securities [Member] | Fair Value [Member]
CLO Collateral Assets	12.1	35.3
Private Equity Funds, Priced Using NAV Practical Expedient [Member] | Fair Value [Member]
Private Equity Fund Assets	503.5	559.5
Debt Securities [Member]
Investments fair value		10.0
Debt Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Investments fair value		0
Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Investments fair value		0
Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Investments fair value		10.0
Investments in Other Private Equity Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Private Equity Fund Assets	0	0
Investments in Other Private Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Private Equity Fund Assets	0	0
Investments in Other Private Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Private Equity Fund Assets	503.5	559.5
Debt Securities Issued By U.S. Treasury [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Private Equity Fund Assets	10.0	6.0
Debt Securities Issued By U.S. Treasury [Member] | Significant Other Observable Inputs (Level 2) [Member]
Private Equity Fund Assets	0	0
Debt Securities Issued By U.S. Treasury [Member] | Significant Unobservable Inputs (Level 3) [Member]
Private Equity Fund Assets	0	0
Debt Securities Issued By U.S. Treasury [Member] | Fair Value [Member]
Private Equity Fund Assets	10.0	6.0
Real Estate Investment [Member]
Investments fair value		232.9
Real Estate Investment [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Investments fair value	0	0
Real Estate Investment [Member] | Significant Other Observable Inputs (Level 2) [Member]
Investments fair value	0	0
Real Estate Investment [Member] | Significant Unobservable Inputs (Level 3) [Member]
Investments fair value	5.3	232.9
Asset-backed Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Liabilities	0	0
Asset-backed Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities	0	0
Asset-backed Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Liabilities	(3,899.4)	(5,512.9)
Asset-backed Securities [Member] | Fair Value [Member]
Liabilities	(3,899.4)	(5,512.9)
Consolidated Investment Products [Member]
Liabilities	(3,994.8)	(5,668.4)
Consolidated Investment Products [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Total assets at fair value	31.0	17.4
Consolidated Investment Products [Member] | Significant Other Observable Inputs (Level 2) [Member]
Total assets at fair value	3,916.7	5,693.3
Consolidated Investment Products [Member] | Significant Unobservable Inputs (Level 3) [Member]
Total assets at fair value	602.9	929.1
Consolidated Investment Products [Member] | Fair Value [Member]
Total assets at fair value	$ 4,550.6	$ 6,639.8